Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for M. Terry Turner[1] ($)	Compensation Actually Paid to M. Terry Turner1, 2, ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs1,2,3 ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Thousands)	TBV Accretion⁵
					TSR ($)	Peer Group TSR ($)
2025	6,604,554	16,687,487	4,266,510	9,096,298	156.09	152.71	641,865	13.3%
2024	6,188,319	15,460,083	2,590,457	5,701,565	185.33	143.39	457,056	9.5%
2023	5,677,565	10,193,859	2,140,252	3,087,649	139.91	126.67	562,152	14.8%
2022	10,891,661	1,868,022	6,436,622	1,432,359	116.14	127.17	560,742	5.1%
2021	6,826,962	16,108,634	3,684,459	7,899,479	149.52	136.64	527,323	14.2%

Company Selected Measure Name	tangible-book value per share accretion (“TBV Accretion”)
Named Executive Officers, Footnote	M. Terry Turner was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2021 - 2022	2023	2024	2025
Robert A. McCabe, Jr.	Robert A. McCabe, Jr.	Robert A. McCabe, Jr.	Robert A. McCabe, Jr.
Richard D. Callicutt	Richard D. Callicutt	Richard D. Callicutt	Richard D. Callicutt
Harold R. Carpenter	Harold R. Carpenter	Harold R. Carpenter	Harold R. Carpenter
Hugh M. Queener	Hugh M. Queener	Charissa Sumerlin	Charissa Sumerlin
	J. Harvey White	J. Harvey White
Timothy H. Huestis

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KRX, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,604,554	$ 6,188,319	$ 5,677,565	$ 10,891,661	$ 6,826,962
PEO Actually Paid Compensation Amount	$ 16,687,487	15,460,083	10,193,859	1,868,022	16,108,634
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There was no pension service cost for services rendered during 2025, as reflected in the tables below.

Year	Summary Compensation Table Total for M. Terry Turner ($)	Exclusion of Change in Pension Value for M. Terry Turner ($)	Exclusion of Stock Awards for M. Terry Turner ($)	Inclusion of Pension Service Cost for M. Terry Turner ($)	Inclusion of Equity Values for M. Terry Turner ($)	Compensation Actually Paid to M. Terry Turner ($)
2025	6,604,554	—	(3,273,597)	—	13,356,530	16,687,487

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,266,510	—	(2,454,714)	—	7,284,502	9,096,298
The amounts in the Inclusion of Equity Values in the tables above for 2025 are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for M. Terry Turner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for M. Terry Turner ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for M. Terry Turner ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for M. Terry Turner	Equity Values for M. Terry Turner
2025	9,081,812	1,030,072	—	3,244,646	—	13,356,530

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,076,595	406,954	—	1,800,953	—	7,284,502

Non-PEO NEO Average Total Compensation Amount	$ 4,266,510	2,590,457	2,140,252	6,436,622	3,684,459
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,096,298	5,701,565	3,087,649	1,432,359	7,899,479
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There was no pension service cost for services rendered during 2025, as reflected in the tables below.

Year	Summary Compensation Table Total for M. Terry Turner ($)	Exclusion of Change in Pension Value for M. Terry Turner ($)	Exclusion of Stock Awards for M. Terry Turner ($)	Inclusion of Pension Service Cost for M. Terry Turner ($)	Inclusion of Equity Values for M. Terry Turner ($)	Compensation Actually Paid to M. Terry Turner ($)
2025	6,604,554	—	(3,273,597)	—	13,356,530	16,687,487

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,266,510	—	(2,454,714)	—	7,284,502	9,096,298
The amounts in the Inclusion of Equity Values in the tables above for 2025 are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for M. Terry Turner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for M. Terry Turner ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for M. Terry Turner ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for M. Terry Turner	Equity Values for M. Terry Turner
2025	9,081,812	1,030,072	—	3,244,646	—	13,356,530

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,076,595	406,954	—	1,800,953	—	7,284,502

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return ("TSR")

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and TBV Accretion

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our TBV Accretion during each of the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return ("TSR")

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.

Tabular List, Table

TBV Accretion
Earnings Per Share
Total Revenue
Return On Average Tangible Common Equity
Classified Asset Ratio
Non-Performing Asset Ratio

Total Shareholder Return Amount	$ 156.09	185.33	139.91	116.14	149.52
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 641,865,000	$ 457,056,000	$ 562,152,000	$ 560,742,000	$ 527,323,000
Company Selected Measure Amount	0.133	0.095	0.148	0.051	0.142
PEO Name	M. Terry Turner	M. Terry Turner	M. Terry Turner	M. Terry Turner	M. Terry Turner
Additional 402(v) Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Measure:: 1
Pay vs Performance Disclosure
Name	TBV Accretion
Non-GAAP Measure Description	We determined tangible-book value per share accretion (“TBV Accretion”) to be the most important financial measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. For years 2021 through 2023, the amount shown for TBV Accretion also included the impact of dividends paid on the Company’s Common Stock. More information on TBV Accretion and the decision to exclude dividends from the calculation of the Company’s and peer group companies’ TBV Accretion beginning in 2024 can be found in the Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Return On Average Tangible Common Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Classified Asset Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Non-Performing Asset Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,273,597)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,356,530
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,081,812
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,030,072
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,244,646
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,454,714)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,284,502
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,076,595
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,954
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,800,953
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0